Promissory Notes (Tables)	9 Months Ended
Dec. 31, 2012
Promissory Notes [Abstract]
Schedule of long term promissory notes

	a) PGG	b) Denali	Total
March 31, 2012	$-	$-	$-
Discounted principal	4,003,255	-	4,003,255
Principal	-	100,000	100,000
Accrued interest	173,291	4,000	177,291
Note converted		(104,000)	(104,000)
December 31, 2012	4,176,546	-	4,176,546
Less: promissory notes – current	(966,902)	-	(966,902)
Promissory notes – long-term	$3,209,644	$-	$3,209,644

Schedule of principal repayments of total Promissory Notes
June 2013	$1,000,000
June 2014	1,000,000
June 2015	1,000,000
June 2016	1,000,000
June 2017	1,000,000
Total	$5,000,000